Average Annual Total Returns		12 Months Ended	24 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	4.78%
IDX DYNAMIC FIXED INCOME ETF CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.78%	1.17%
Performance Inception Date	Jan. 10, 2024
IDX DYNAMIC FIXED INCOME ETF CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.85%	(0.96%)
IDX DYNAMIC FIXED INCOME ETF CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.22%	(0.01%)